UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Aerospace & Defense — 1.4%
Engility Holdings, Inc.(1)	994	$23,836
European Aeronautic Defence and Space Co. NV	56,122	2,860,449
General Dynamics Corp.	6,866	484,122
Honeywell International, Inc.	59,872	4,511,355
L-3 Communications Holdings, Inc.	5,966	482,769
Northrop Grumman Corp.	15,716	1,102,477
Raytheon Co.	46,494	2,733,382
Rolls-Royce Holdings PLC(1)	272,487	4,688,718
Textron, Inc.	43,608	1,299,955

		$18,187,063

Air Freight & Logistics — 0.3%
Deutsche Post AG	82,457	$1,902,923
Expeditors International of Washington, Inc.	33,631	1,200,963
United Parcel Service, Inc., Class B	5,565	478,034

		$3,581,920

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	10,200	$375,987
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,201,505
Dana Holding Corp.	46,794	834,337
Denso Corp.	60,300	2,562,053
Goodyear Tire & Rubber Co. (The)(1)	16,205	204,345
Johnson Controls, Inc.	60,056	2,106,164
Toyoda Gosei Co., Ltd.	12,800	308,072
Toyota Industries Corp.	6,400	235,769
Yokohama Rubber Co., Ltd. (The)	218,000	2,525,256

		$11,353,488

Automobiles — 1.2%
Daimler AG	132,059	$7,202,144
Fiat SpA(1)	121,840	650,849
Ford Motor Co.	47,101	619,378
Honda Motor Co., Ltd.	103,900	4,001,237
Isuzu Motors, Ltd.	240,000	1,454,517
Mazda Motor Corp.(1)	245,000	720,657
Suzuki Motor Corp.	28,700	643,203
Toyota Motor Corp.	17,100	881,775
Yamaha Motor Co., Ltd.	18,800	254,577

		$16,428,337

Beverages — 1.7%
Coca-Cola Co. (The)	164,256	$6,642,513
Coca-Cola West Co., Ltd.	26,200	456,393
Constellation Brands, Inc., Class A(1)	33,994	1,619,474
Heineken Holding NV	24,773	1,589,549
Heineken NV	30,199	2,277,800
Kirin Holdings Co., Ltd.	59,000	948,625

Security	Shares	Value
PepsiCo, Inc.	77,079	$6,097,720
Pernod-Ricard SA	15,528	1,935,375
Takara Holdings, Inc.	84,000	713,668

		$22,281,117

Biotechnology — 2.7%
Amgen, Inc.	86,623	$8,879,724
BioMarin Pharmaceutical, Inc.(1)	19,589	1,219,611
Celgene Corp.(1)	91,373	10,591,045
Gilead Sciences, Inc.(1)	299,868	14,672,541

		$35,362,921

Building Products — 0.3%
Asahi Glass Co., Ltd.	38,776	$270,089
Daikin Industries, Ltd.	82,800	3,258,573

		$3,528,662

Capital Markets — 1.5%
Affiliated Managers Group, Inc.(1)	4,285	$658,047
Deutsche Bank AG	123,418	4,825,188
Franklin Resources, Inc.	19,250	2,903,092
GAM Holding, Ltd.(1)	58,376	988,916
Greenhill & Co., Inc.	19,111	1,020,145
Julius Baer Group, Ltd.(1)	76,144	2,967,525
Lazard, Ltd., Class A	58,066	1,981,793
Morgan Stanley	79,502	1,747,454
Northern Trust Corp.	22,312	1,217,343
State Street Corp.	26,469	1,564,053

		$19,873,556

Chemicals — 2.4%
Air Products and Chemicals, Inc.	37,115	$3,233,459
Akzo Nobel NV	18,556	1,178,979
BASF SE	123,106	10,809,017
Daicel Chemical Industries, Ltd.	51,000	399,188
Dow Chemical Co. (The)	14,120	449,581
Eastman Chemical Co.	22,750	1,589,543
Johnson Matthey PLC	82,005	2,876,807
Kaneka Corp.	57,000	329,709
Linde AG	17,557	3,270,475
Mitsubishi Gas Chemical Co., Inc.	55,000	364,266
Monsanto Co.	12,777	1,349,635
Nitto Denko Corp.	5,900	355,252
Shin-Etsu Chemical Co., Ltd.	34,500	2,288,132
Showa Denko KK	236,000	355,578
Solvay SA	5,637	764,920
Sumitomo Chemical Co., Ltd.	271,000	853,156
Toray Industries, Inc.	66,000	448,290
Tosoh Corp.	173,000	495,589
Umicore SA	13,474	633,760

		$32,045,336

Commercial Banks — 5.7%
Banco Bilbao Vizcaya Argentaria SA	1,124,211	$9,816,414
Banco Santander SA	558,210	3,781,669
Barclays PLC	1,244,038	5,535,051
BB&T Corp.	34,843	1,093,722
BNP Paribas	113,263	5,823,710

Security	Shares	Value
Credit Agricole SA(1)	316,989	$2,616,657
Danske Bank A/S(1)	77,886	1,396,441
Fifth Third Bancorp	192,006	3,131,618
First Horizon National Corp.	39,470	421,540
First Republic Bank	23,946	924,794
Gunma Bank, Ltd. (The)	106,000	633,051
Hachijuni Bank, Ltd. (The)	89,000	533,194
Hiroshima Bank, Ltd. (The)	87,000	421,441
HSBC Holdings PLC	781,704	8,340,450
Huntington Bancshares, Inc.	307,053	2,269,122
Intesa Sanpaolo SpA	877,898	1,293,497
KBC Groep NV	22,722	787,866
KeyCorp	306,709	3,054,822
Lloyds Banking Group PLC(1)	2,677,915	1,995,360
Mizuho Financial Group, Inc.	155,441	333,546
PNC Financial Services Group, Inc.	41,011	2,727,231
Shinsei Bank, Ltd.	390,000	896,176
Standard Chartered PLC	301,123	7,818,993
Sumitomo Mitsui Financial Group, Inc.	12,408	509,036
SunTrust Banks, Inc.	19,446	560,239
U.S. Bancorp	114,393	3,881,354
UniCredit SpA(1)	326,003	1,399,349
Wells Fargo & Co.	80,937	2,993,860
Zions Bancorporation	41,793	1,044,407

		$76,034,610

Commercial Services & Supplies — 0.5%
SECOM Co., Ltd.	60,200	$3,106,951
Waste Management, Inc.	81,625	3,200,516

		$6,307,467

Communications Equipment — 2.8%
Cisco Systems, Inc.	812,670	$16,992,930
QUALCOMM, Inc.	290,897	19,475,554
Riverbed Technology, Inc.(1)	43,232	644,589

		$37,113,073

Computers & Peripherals — 4.6%
Apple, Inc.	120,049	$53,137,289
Dell, Inc.	225,441	3,230,570
EMC Corp.(1)	76,080	1,817,551
Hewlett-Packard Co.	78,955	1,882,287
NEC Corp.	163,000	435,189
Toshiba Corp.	93,000	474,252

		$60,977,138

Construction & Engineering — 0.3%
Chiyoda Corp.	69,000	$773,301
Ferrovial SA	95,985	1,527,715
JGC Corp.	67,000	1,719,552

		$4,020,568

Construction Materials — 0.2%
CRH PLC	79,131	$1,747,335
Imerys SA	4,825	314,397
Lafarge SA	4,914	327,165

		$2,388,897

Security	Shares	Value
Consumer Finance — 0.4%
American Express Co.	45,990	$3,102,485
Credit Saison Co., Ltd.	45,600	1,140,851
SLM Corp.	50,603	1,036,350

		$5,279,686

Containers & Packaging — 0.2%
Owens-Illinois, Inc.(1)	27,371	$729,437
Sealed Air Corp.	27,433	661,410
Toyo Seikan Kaisha, Ltd.	51,400	710,813

		$2,101,660

Distributors — 0.4%
Genuine Parts Co.	53,642	$4,184,076
LKQ Corp.(1)	61,930	1,347,597

		$5,531,673

Diversified Financial Services — 0.9%
Bank of America Corp.	50,000	$609,000
CME Group, Inc.	4,775	293,137
Deutsche Boerse AG	11,870	720,069
Groupe Bruxelles Lambert SA	4,239	324,698
ING Groep NV(1)	203,360	1,463,265
Investor AB, Class B	56,000	1,619,888
JPMorgan Chase & Co.	72,740	3,452,240
McGraw-Hill Cos., Inc. (The)	27,142	1,413,555
Moody’s Corp.	18,539	988,500
ORIX Corp.(1)	41,300	527,317

		$11,411,669

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	258,166	$9,472,111
Belgacom SA	25,589	637,036
BT Group PLC	454,642	1,920,217
Deutsche Telekom AG	252,331	2,671,252
Telefonica SA	237,790	3,221,710
Verizon Communications, Inc.	129,319	6,356,029
Windstream Corp.	32,843	$261,102

		$24,539,457

Electric Utilities — 0.6%
Acciona SA	8,786	$481,039
Duke Energy Corp.	20,897	1,516,913
Edison International	51,169	2,574,824
Enel SpA	375,898	1,232,544
Fortum Oyj	63,829	1,287,525
Pepco Holdings, Inc.	18,841	403,197

		$7,496,042

Electrical Equipment — 0.7%
ABB, Ltd.(1)	292,957	$6,650,603
Fujikura, Ltd.	69,000	219,270
Legrand SA	47,726	2,082,170
Mabuchi Motor Co., Ltd.	5,000	270,403

		$9,222,446

Electronic Equipment, Instruments & Components — 0.8%
Alps Electric Co., Ltd.	82,200	$542,262
Corning, Inc.	26,615	354,778
Keyence Corp.	1,210	371,759

Security	Shares	Value
Kyocera Corp.	53,734	$4,930,226
Molex, Inc.	34,890	1,021,579
OMRON Corp.	16,500	417,370
Taiyo Yuden Co., Ltd.	154,000	1,963,334
TDK Corp.	49,100	1,725,648

		$11,326,956

Energy Equipment & Services — 0.8%
CGGVeritas(1)	31,600	$712,707
Halliburton Co.	118,799	4,800,668
Schlumberger, Ltd.	62,861	4,707,660
Technip SA	9,124	935,848

		$11,156,883

Food & Staples Retailing — 1.5%
Carrefour SA	208,600	$5,714,232
CVS Caremark Corp.	133,429	7,337,261
Koninklijke Ahold NV	104,617	1,603,809
Seven & i Holdings Co., Ltd.	88,400	2,933,073
UNY Co., Ltd.	13,500	105,138
Wal-Mart Stores, Inc.	36,079	2,699,791

		$20,393,304

Food Products — 3.7%
Archer-Daniels-Midland Co.	12,901	$435,151
Campbell Soup Co.	17,968	815,028
H.J. Heinz Co.	47,559	3,437,089
Kerry Group PLC, Class A	15,000	894,319
Kraft Foods Group, Inc.	26,742	1,378,015
Mondelez International, Inc., Class A	238,500	7,300,485
Nestle SA	353,212	25,563,572
Nissin Foods Holdings Co., Ltd.	11,700	537,128
Toyo Suisan Kaisha, Ltd.	15,000	463,039
Unilever NV	200,938	8,233,142
Yakult Honsha Co., Ltd.	15,300	617,702

		$49,674,670

Gas Utilities — 0.1%
Gas Natural SDG SA	45,614	$809,418
Snam Rete Gas SpA	175,073	799,771

		$1,609,189

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	113,910	$4,023,301
Analogic Corp.	12,942	1,022,677
Covidien PLC	51,806	3,514,519
Edwards Lifesciences Corp.(1)	5,485	450,648
Hologic, Inc.(1)	28,813	651,174
Medtronic, Inc.	35,589	1,671,259
Terumo Corp.	59,200	2,548,048

		$13,881,626

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	22,916	$1,179,028
DaVita HealthCare Partners, Inc.(1)	17,678	2,096,434
McKesson Corp.	22,301	2,407,616
Team Health Holdings, Inc.(1)	17,059	620,607
Tenet Healthcare Corp.(1)	39,843	1,895,730
UnitedHealth Group, Inc.	64,272	3,677,001

		$11,876,416

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.2%
Accor SA	26,214	$911,700
Bally Technologies, Inc.(1)	11,183	581,181
Carnival Corp.	7,975	273,542
International Game Technology	42,344	698,676
Marriott International, Inc., Class A	10,655	449,961
McDonald’s Corp.	73,173	7,294,616
Six Flags Entertainment Corp.	17,977	1,302,973
Yum! Brands, Inc.	68,297	4,913,286

		$16,425,935

Household Durables — 0.2%
Casio Computer Co., Ltd.	85,000	$664,793
PulteGroup, Inc.(1)	84,375	1,707,750
Sekisui Chemical Co., Ltd.	61,000	673,943

		$3,046,486

Household Products — 1.2%
Clorox Co. (The)	20,211	$1,789,280
Colgate-Palmolive Co.	3,997	471,766
Henkel AG & Co. KGaA, PFC Shares	20,000	1,926,822
Kimberly-Clark Corp.	23,485	2,301,060
Procter & Gamble Co.	78,880	6,078,493
Reckitt Benckiser Group PLC	36,015	2,585,788
Unicharm Corp.	12,400	708,018

		$15,861,227

Industrial Conglomerates — 1.8%
3M Co.	53,517	$5,689,392
General Electric Co.	175,005	4,046,115
Nisshinbo Holdings, Inc.	82,000	571,933
Siemens AG	131,938	14,222,744

		$24,530,184

Insurance — 4.0%
ACE, Ltd.	25,406	$2,260,372
Ageas NV SA	22,500	763,676
Allianz SE	73,383	10,003,732
Allstate Corp. (The)	16,927	830,608
Assicurazioni Generali SpA	272,691	4,269,387
Berkshire Hathaway, Inc., Class B(1)	16,883	1,759,209
Chubb Corp.	4,667	408,502
Cincinnati Financial Corp.	86,776	4,094,959
Delta Lloyd NV	38,000	654,493
Hartford Financial Services Group, Inc.	55,353	1,428,107
HCC Insurance Holdings, Inc.	27,655	1,162,340
Lincoln National Corp.	31,112	1,014,562
Mapfre SA	129,606	402,766
Marsh & McLennan Cos., Inc.	88,523	3,361,218
MetLife, Inc.	99,556	3,785,119
MS&AD Insurance Group Holdings, Inc.	58,000	1,291,860
Principal Financial Group, Inc.	44,331	1,508,584
Prudential Financial, Inc.	37,177	2,193,071
Prudential PLC	349,752	5,680,507
Resolution, Ltd.	66,478	276,163
SCOR SE	63,370	1,822,949
Sony Financial Holdings, Inc.	27,200	406,822

Security	Shares	Value
Standard Life PLC	479,801	$2,675,085
Swiss Life Holding AG(1)	8,264	1,228,467
T&D Holdings, Inc.	54,600	653,942

		$53,936,500

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(1)	49,368	$13,156,078
priceline.com, Inc.(1)	9,664	6,648,156
Shutterfly, Inc.(1)	21,804	963,083

		$20,767,317

Internet Software & Services — 3.1%
eBay, Inc.(1)	94,830	$5,141,682
Facebook, Inc., Class A(1)	75,000	1,918,500
Google, Inc., Class A(1)	39,763	31,573,015
LinkedIn Corp., Class A(1)	9,128	1,607,076
United Internet AG	44,534	1,084,225

		$41,324,498

IT Services — 2.3%
Accenture PLC, Class A	11,810	$897,206
Amadeus IT Holding SA, Class A	24,489	663,849
AtoS	5,628	387,814
CapGemini SA	56,171	2,559,689
Cognizant Technology Solutions Corp., Class A(1)	81,339	6,231,381
Fidelity National Information Services, Inc.	51,873	2,055,208
Indra Sistemas SA	107,008	1,278,255
International Business Machines Corp.	57,975	12,366,067
MasterCard, Inc., Class A	3,924	2,123,394
Nomura Research Institute, Ltd.	6,800	175,611
NTT Data Corp.	76	250,956
Obic Co., Ltd.	730	169,266
Otsuka Corp.	2,600	283,306
Western Union Co.	40,745	612,805

		$30,054,807

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	21,651	$951,345
Nikon Corp.	63,000	1,484,042
Sankyo Co., Ltd.	3,300	154,509

		$2,589,896

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	13,037	$547,163
PerkinElmer, Inc.	27,425	922,577
Thermo Fisher Scientific, Inc.	17,359	1,327,790

		$2,797,530

Machinery — 1.9%
Caterpillar, Inc.	22,215	$1,932,039
Dover Corp.	7,424	541,061
Ebara Corp.	335,000	1,339,491
Fanuc, Ltd.	52,727	8,118,401
IHI Corp.	213,000	648,528
Japan Steel Works, Ltd.	24,000	127,296
Kawasaki Heavy Industries, Ltd.	107,000	339,091
Komatsu, Ltd.	67,800	1,621,590
Kurita Water Industries, Ltd.	6,200	137,674

Security	Shares	Value
Makita Corp.	6,700	$298,697
MAN AG	10,039	1,081,660
Minebea Co., Ltd.	229,127	788,946
NSK, Ltd.	32,000	244,266
Okuma Corp.	32,000	237,828
Pall Corp.	23,035	1,574,903
Parker Hannifin Corp.	12,277	1,124,328
SMC Corp.	1,900	368,957
Snap-On, Inc.	9,395	776,966
Stanley Black & Decker, Inc.	40,728	3,297,746
Sumitomo Heavy Industries, Ltd.	119,000	472,544
Titan International, Inc.	13,412	282,725

		$25,354,737

Marine — 0.1%
Kirby Corp.(1)	3,948	$303,206
Nippon Yusen KK	425,000	1,095,397

		$1,398,603

Media — 3.5%
British Sky Broadcasting Group PLC	480,276	$6,455,331
Comcast Corp., Class A	408,803	17,173,814
Focus Media Holding, Ltd. ADR	10,518	281,988
Hakuhodo DY Holdings, Inc.	2,090	160,835
IMAX Corp.(1)	77,253	2,064,973
Interpublic Group of Cos., Inc.	50,333	655,839
JCDecaux SA	18,371	503,965
Jupiter Telecommunications Co., Ltd.	210	274,789
Omnicom Group, Inc.	54,629	3,217,648
ProSiebenSat.1 Media AG, PFC Shares	27,382	980,124
Time Warner Cable, Inc.	21,148	2,031,477
Time Warner, Inc.	10,926	629,556
Virgin Media, Inc.	78,385	3,838,513
Walt Disney Co. (The)	148,002	8,406,514
Wolters Kluwer NV	961	21,000

		$46,696,366

Metals & Mining — 1.6%
BHP Billiton PLC	189,390	$5,515,359
Boliden AB	34,684	560,278
Dowa Holdings Co., Ltd.	105,000	824,786
JFE Holdings, Inc.	8,400	162,582
Kobe Steel, Ltd.(1)	216,000	254,276
Mitsubishi Materials Corp.	80,000	226,456
Newmont Mining Corp.	5,607	234,877
Nippon Steel & Sumitomo Metal Corp.	144,000	366,780
Nucor Corp.	23,673	1,092,509
Pacific Metals Co., Ltd.	42,000	217,174
Rio Tinto PLC	168,867	7,953,711
Sumitomo Metal Mining Co., Ltd.	66,000	938,232
Xstrata PLC	158,619	2,582,257

		$20,929,277

Multi-Utilities — 1.6%
Centrica PLC	778,444	$4,357,473
CMS Energy Corp.	137,634	3,845,494
Consolidated Edison, Inc.	24,350	1,486,080
Dominion Resources, Inc.	27,793	1,616,997

Security	Shares	Value
E.ON AG	83,396	$1,459,241
GDF Suez	324,247	6,229,091
NiSource, Inc.	42,420	1,244,603
Public Service Enterprise Group, Inc.	17,223	591,438
Veolia Environnement	37,663	477,244

		$21,307,661

Multiline Retail — 1.1%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$1,031,205
Macy’s, Inc.	48,120	2,013,341
Marks & Spencer Group PLC	432,844	2,566,832
Next PLC	41,584	2,762,687
Nordstrom, Inc.	19,173	1,058,925
PPR SA	7,380	1,623,067
Target Corp.	54,531	3,732,647

		$14,788,704

Office Electronics — 0.2%
Brother Industries, Ltd.	22,000	$227,871
Canon, Inc.	56,100	2,061,674
Konica Minolta Holdings, Inc.	66,500	487,661
Ricoh Co., Ltd.	15,000	163,762

		$2,940,968

Oil, Gas & Consumable Fuels — 6.6%
Anadarko Petroleum Corp.	25,318	$2,214,059
BP PLC	962,053	6,765,158
Chevron Corp.	95,020	11,290,276
ConocoPhillips	63,945	3,843,095
ENI SpA	285,080	6,382,485
Exxon Mobil Corp.	169,746	15,295,812
Idemitsu Kosan Co., Ltd.	3,100	270,446
Marathon Petroleum Corp.	21,876	1,960,090
Phillips 66	36,105	2,526,267
Royal Dutch Shell PLC, Class A	291,192	9,441,432
Royal Dutch Shell PLC, Class B	320,700	10,664,896
Suncor Energy, Inc.	14,447	433,554
Total SA	269,876	12,925,421
Williams Cos., Inc.	108,727	4,072,913
WPX Energy, Inc.(1)	16,500	264,330

		$88,350,234

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$1,389,388
OJI Paper Co., Ltd.	44,000	165,451

		$1,554,839

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$1,631,484
Kao Corp.	74,054	2,395,048

		$4,026,532

Pharmaceuticals — 7.9%
AbbVie, Inc.	82,643	$3,370,182
Actavis, Inc.(1)	25,279	2,328,449
Allergan, Inc.	27,084	3,023,387
Astellas Pharma, Inc.	58,400	3,151,664

Security	Shares	Value
AstraZeneca PLC	135,442	$6,793,867
Bayer AG	35,186	3,636,333
Chugai Pharmaceutical Co., Ltd.	99,100	2,208,380
Daiichi Sankyo Co., Ltd.	35,200	679,456
Eisai Co., Ltd.	59,846	2,681,278
Eli Lilly & Co.	26,450	1,502,096
GlaxoSmithKline PLC	163,251	3,822,854
Hisamitsu Pharmaceutical Co., Inc.	4,800	260,025
Johnson & Johnson	99,975	8,150,962
Merck & Co., Inc.	207,284	9,168,171
Mitsubishi Tanabe Pharma Corp.	10,000	153,335
Novartis AG	218,832	15,596,574
Pfizer, Inc.	109,562	3,161,959
Roche Holding AG PC	87,194	20,326,926
Sanofi	129,268	13,183,440
Takeda Pharmaceutical Co., Ltd.	20,531	1,124,744
UCB SA	9,177	587,050

		$104,911,132

Professional Services — 0.3%
Adecco SA(1)	26,539	$1,455,616
Equifax, Inc.	15,217	876,347
Experian PLC	29,123	504,759
Intertek Group PLC	7,167	370,336
Robert Half International, Inc.	36,884	1,384,257

		$4,591,315

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	19,546	$1,503,478
AvalonBay Communities, Inc.	19,158	2,426,744
British Land Co. PLC	107,910	893,309
Capital Shopping Centres Group PLC	189,600	965,764
Japan Real Estate Investment Corp.	37	512,673
Nippon Building Fund, Inc.	40	560,488
Simon Property Group, Inc.	29,522	4,681,008

		$11,543,464

Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$785,706
CB Richard Ellis Group, Inc., Class A(1)	41,385	1,044,971
Daito Trust Construction Co., Ltd.	6,300	540,633
Heiwa Real Estate Co., Ltd.	40,500	806,040
Nomura Real Estate Holdings, Inc.	27,400	614,953
NTT Urban Development Corp.	443	534,025
Sumitomo Realty & Development Co., Ltd.	36,000	1,402,455

		$5,728,783

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$581,146
CSX Corp.	115,014	2,832,795
East Japan Railway Co.	11,200	921,947
Hankyu Hanshin Holdings, Inc.	128	773
Kansas City Southern	23,993	2,660,824
Keio Corp.	139,000	1,195,106
Ryder System, Inc.	14,154	845,702
Tobu Railway Co., Ltd.	135,000	775,028

		$9,813,321

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.(1)	190,688	$486,254
ARM Holdings PLC	410,900	5,789,687
Broadcom Corp., Class A	50,000	1,733,500
Cirrus Logic, Inc.(1)	62,702	1,426,471
Cree, Inc.(1)	17,003	930,234
Cypress Semiconductor Corp.(1)	217,447	2,398,440
Intel Corp.	743,764	16,251,243
Marvell Technology Group, Ltd.	164,177	1,736,993
NXP Semiconductors NV(1)	54,841	1,659,489
STMicroelectronics NV	36,627	282,962
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	58,911	1,012,680
Texas Instruments, Inc.	157,242	5,578,946
Tokyo Electron, Ltd.	67,400	2,875,573

		$42,162,472

Software — 4.9%
Citrix Systems, Inc.(1)	46,346	$3,344,327
Compuware Corp.(1)	66,874	835,925
Concur Technologies, Inc.(1)	29,482	2,024,234
Dassault Systemes SA	8,000	925,598
Electronic Arts, Inc.(1)	53,174	941,180
Konami Corp.	56,900	1,138,858
Microsoft Corp.	1,214,918	34,758,804
Nuance Communications, Inc.(1)	90,485	1,825,987
Oracle Corp.	529,690	17,130,175
Sage Group PLC (The)	39,747	207,272
Trend Micro, Inc.	69,397	1,948,511

		$65,080,871

Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A	10,682	$493,508
CarMax, Inc.(1)	5,464	227,849
Fast Retailing Co., Ltd.	49,500	15,829,454
Gap, Inc. (The)	73,351	2,596,626
Home Depot, Inc. (The)	107,658	7,512,375
Lowe’s Companies, Inc.	115,992	4,398,417
Tiffany & Co.	26,337	1,831,475
USS Co., Ltd.	2,720	312,818
Yamada Denki Co., Ltd.	4,360	200,039

		$33,402,561

Textiles, Apparel & Luxury Goods — 1.2%
Adidas AG	18,804	$1,954,663
Asics Corp.	20,000	330,691
Christian Dior SA	10,660	1,769,439
Coach, Inc.	16,626	831,134
Hanesbrands, Inc.(1)	25,679	1,169,935
LVMH Moet Hennessy Louis Vuitton SA	10,000	1,718,099
NIKE, Inc., Class B	60,220	3,553,582
Onward Holdings Co., Ltd.	30,000	269,752
Swatch Group, Ltd. (The), Bearer Shares	7,745	4,515,321

		$16,112,616

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	258,361	$2,232,239

		$2,232,239

Security	Shares	Value
Tobacco — 2.4%
British American Tobacco PLC	269,209	$14,435,660
Imperial Tobacco Group PLC	161,069	5,633,429
Japan Tobacco, Inc.	81,800	2,616,577
Philip Morris International, Inc.	104,479	9,686,248

		$32,371,914

Trading Companies & Distributors — 0.5%
Marubeni Corp.	147,000	$1,125,447
Mitsubishi Corp.	77,500	1,459,624
Sumitomo Corp.	97,400	1,231,930
Wolseley PLC	49,503	2,468,771

		$6,285,772

Transportation Infrastructure — 0.1%
ADP	6,667	$565,758
Kamigumi Co., Ltd.	46,000	423,268

		$989,026

Wireless Telecommunication Services — 2.1%
KDDI Corp.	88,600	$3,704,530
MetroPCS Communications, Inc.(1)	21,434	233,631
Rogers Communications, Inc., Class B	38,417	1,961,572
SoftBank Corp.	163,398	7,528,032
Vodafone Group PLC	5,349,088	15,179,001

		$28,606,766

Total Common Stocks — 100.3% (identified cost $903,799,636)		$1,337,500,383

Call Options Written — (1.1)%

Exchange-Traded Options — (0.7)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	255	$2,815	4/20/13	$(838,950)
NASDAQ 100 Index FLEX	260	2,745	4/5/13	(1,976,031)
NASDAQ 100 Index FLEX	230	2,795	4/12/13	(950,620)
NASDAQ 100 Index FLEX	250	2,810	4/26/13	(1,069,603)
S&P 500 Index	690	1,550	4/5/13	(1,469,700)
S&P 500 Index	645	1,555	4/12/13	(1,351,275)
S&P 500 Index	645	1,565	4/20/13	(1,128,750)
S&P 500 Index	700	1,565	4/26/13	(1,400,000)

				$(10,184,929)

Over-the-Counter Options — (0.4)%

Description	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index(2)	12,400	EUR	2,725	4/19/13	$(117,623)
Dow Jones Euro Stoxx 50 Index(3)	17,600	EUR	2,725	4/19/13	(166,948)
Dow Jones Euro Stoxx 50 Index(4)	17,600	EUR	2,725	4/19/13	(166,948)
Dow Jones Euro Stoxx 50 Index(5)	18,050	EUR	2,725	4/19/13	(171,217)
FTSE 100 Index(4)	2,250	GBP	6,500	4/19/13	(81,196)
FTSE 100 Index(2)	6,700	GBP	6,500	4/19/13	(241,782)
FTSE 100 Index(5)	6,500	GBP	6,525	4/19/13	(177,776)
Nikkei 225 Index(6)	1,050,000	JPY	12,250	4/12/13	(3,513,571)
SMI Index(6)	7,050	CHF	7,800	4/19/13	(385,065)

					$(5,022,126)

Total Call Options Written (premiums received $17,047,558)					$(15,207,055)

Other Assets, Less Liabilities — 0.8%					$10,922,927

Net Assets — 100.0%					$1,333,216,255

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)	Non-income producing security.

(2)	Counterparty is Barclays Bank PLC.

(3)	Counterparty is Deutsche Bank AG.

(4)	Counterparty is Credit Suisse International.

(5)	Counterparty is Morgan Stanley & Co. International PLC.

(6)	Counterparty is Citibank NA.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	54.5%	$726,016,749
United Kingdom	12.1	161,308,690
Japan	11.2	148,614,669
Switzerland	6.1	81,553,892
France	5.1	68,267,040
Germany	5.1	67,750,612
Spain	1.7	21,982,835
Netherlands	1.6	21,824,937
Italy	1.2	16,027,882
Ireland	0.5	7,053,379
Belgium	0.3	4,499,006
Canada	0.3	4,460,099
Other Countries, less than 0.3% each	0.6	8,140,593

Total Investments	100.3%	$1,337,500,383

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$906,584,874

Gross unrealized appreciation	$457,836,338
Gross unrealized depreciation	(26,920,829)

Net unrealized appreciation	$430,915,509

Written options activity for the fiscal year to date ended March 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,251,760	$14,686,394
Options written	3,525,170	52,138,327
Options terminated in closing purchase transactions	(3,602,440)	(47,399,278)
Options expired	(32,665)	(2,377,885)

Outstanding, end of period	1,141,825	$17,047,558

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $15,207,055.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$115,956,680	$71,186,699	$—	$187,143,379
Consumer Staples	59,720,858	84,887,906	—	144,608,764
Energy	51,408,724	48,098,393	—	99,507,117
Financials	79,784,994	106,255,513	—	186,040,507
Health Care	92,075,651	76,753,974	—	168,829,625
Industrials	43,685,815	74,125,269	—	117,811,084
Information Technology	257,158,343	33,822,440	—	290,980,783
Materials	10,729,839	48,290,170	—	59,020,009
Telecommunication Services	18,284,445	34,861,778	—	53,146,223
Utilities	13,279,546	17,133,346	—	30,412,892
Total Common Stocks	$742,084,895	$595,415,488 *	$—	$1,337,500,383
Total Investments	$742,084,895	$595,415,488	$—	$1,337,500,383

Liability Description
Call Options Written	$(6,188,675)	$(9,018,380)	$—	$(15,207,055)
Total	$(6,188,675)	$(9,018,380)	$—	$(15,207,055)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013